Statements of Operations and Comprehensive loss (USD $)	3 Months Ended		12 Months Ended		93 Months Ended	96 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Feb. 28, 2013
EXPENSES:
Research and Product Development cost (recovery)	$ 0	$ (215,143)	$ (215,143)	$ 195,949	$ 7,473,781	$ 7,473,781
Amortization	8,214	2,284	20,585	10,786	60,944	69,158
General and administration	424,999	421,189	2,056,996	624,545	11,806,237	12,231,236
TOTAL OPERATING EXPENSES	433,213	208,330	1,862,438	831,280	19,340,962	19,774,175
LOSS FROM OPERATIONS	(433,213)	(208,330)	(1,862,438)	(831,280)	(19,340,962)	(19,774,175)
Other Expense-Interest	(36,435)	(44,101)	(157,500)	(70,278)	(227,778)	(264,213)
Other Income-Interest	0	0	0	0	272,594	272,594
LOSS BEFORE INCOME TAXES	(469,648)	(252,431)	(2,019,938)	(901,558)	(19,296,146)	(19,765,794)
Income taxes	0	0	0	0	0	0
NET LOSS AND COMPREHENSIVE LOSS	$ (469,648)	$ (252,431)	$ (2,019,938)	$ (901,558)	$ (19,296,146)	$ (19,765,794)
Loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.03)
Weighted average common shares outstanding	32,353,157	26,828,050	27,956,359	26,114,899